UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-09561
(Investment Company Act File Number)

Century Capital Management Trust
(Exact Name of Registrant as Specified in Charter)

c/o Century Capital Management, LLC
100 Federal Street, Boston, MA 02110
(Address of Principal Executive Offices)

Julie A. Smith
Century Capital Management, LLC
100 Federal Street, Boston, MA 02110
(Name and Address of Agent for Service)

(617) 482-3060
(Registrant’s Telephone Number)

Date of Fiscal Year End: October 31

Date of Reporting Period: July 31, 2017

Item 1.	Schedule of Investments.

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 16.1%
Auto Components - 3.6%
182,091	BorgWarner, Inc.	$8,510,933

Distributors - 1.6%
106,737	LKQ Corp.(a)	3,688,831

Diversified Consumer Services - 1.6%
127,779	H&R Block, Inc.	3,897,259

Hotels, Restaurants & Leisure - 1.8%
78,515	Starbucks Corp.	4,238,240

Internet & Direct Marketing Retail - 4.8%
11,579	Amazon.com, Inc.(a)	11,437,505

Specialty Retail - 2.7%
41,995	Home Depot, Inc.	6,282,452

Total Consumer Discretionary		38,055,220

Consumer Staples - 3.1%
Beverages - 3.1%
63,109	PepsiCo, Inc.	7,359,140

Financials - 7.6%
Capital Markets - 7.2%
189,346	Charles Schwab Corp.	8,122,943
67,916	Moody's Corp.	8,939,783
		17,062,726
Diversified Financial Services - 0.4%
4	Berkshire Hathaway, Inc., Class A(a)	1,051,144

Total Financials		18,113,870

Health Care - 13.9%
Biotechnology - 6.2%
82,712	AbbVie, Inc.	5,782,396
65,146	Celgene Corp.(a)	8,821,420
		14,603,816
Health Care Equipment & Supplies - 2.0%
97,556	Abbott Laboratories	4,797,804

Health Care Providers & Services - 2.8%
71,633	AmerisourceBergen Corp.	6,720,608

Pharmaceuticals - 2.9%
27,291	Allergan PLC	6,886,338

Total Health Care		33,008,566

Industrials - 6.5%
Aerospace & Defense - 1.5%
12,990	TransDigm Group, Inc.	3,664,999

Shares		Value
Industrials - 6.5% (continued)
Electrical Equipment - 1.6%
61,770	AMETEK, Inc.	$3,803,797

Professional Services - 3.4%
91,840	Verisk Analytics, Inc.(a)	8,013,958

Total Industrials		15,482,754

Information Technology - 37.0%
Internet Software & Services - 6.7%
8,952	Alphabet, Inc., Class A(a)	8,464,116
7,893	Alphabet, Inc., Class C(a)	7,344,437
		15,808,553
IT Services - 9.7%
123,560	Cognizant Technology Solutions Corp., Class A	8,565,179
113,940	Visa, Inc., Class A	11,343,867
154,063	Western Union Co.	3,042,744
		22,951,790
Semiconductors & Semiconductor Equipment - 3.5%
80,205	Skyworks Solutions, Inc.	8,411,098

Software - 8.8%
54,872	Adobe Systems, Inc.(a)	8,038,199
26,439	Citrix Systems, Inc.(a)	2,088,152
149,155	Microsoft Corp.	10,843,569
		20,969,920
Technology Hardware, Storage & Peripherals - 8.3%
91,015	Apple, Inc.	13,536,661
71,867	Western Digital Corp.	6,117,319
		19,653,980
Total Information Technology		87,795,341

Materials - 2.6%
Chemicals - 2.6%
68,741	LyondellBasell Industries NV, Class A	6,192,877

Real Estate - 9.4%
Equity Real Estate Investment Trusts (REITs) - 6.3%
69,819	American Tower Corp.	9,518,424
12,142	Equinix, Inc.	5,472,764
		14,991,188
Real Estate Management & Development - 3.1%
190,413	CBRE Group, Inc., Class A(a)	7,233,790

Total Real Estate		22,224,978

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
112,616	AT&T, Inc.	4,392,024

Shares		Value

TOTAL COMMON STOCKS
(Cost $140,680,552)		$232,624,770

SHORT-TERM INVESTMENTS - 2.0%

Money Market Fund - 2.0%
4,814,792	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.94% 7 Day Yield)	4,814,792

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,814,792)		4,814,792

TOTAL INVESTMENTS - 100.1%
(Cost $145,495,344)		237,439,562

Liabilities in Excess of Other Assets - (0.1%)		(294,305)
NET ASSETS - 100.0%		$237,145,257

(a)	Non-income producing security.

Abbreviations:
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$92,211,578
Gross depreciation on investments (excess of tax cost over value)	(391,057)
Net unrealized appreciation	$91,820,521
Cost of investments for federal income tax purposes	$145,619,041

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 15.8%
Auto Components - 3.0%
21,758	LCI Industries	$2,322,666

Diversified Consumer Services - 4.5%
14,638	Bright Horizons Family Solutions, Inc.(a)	1,156,548
30,661	Grand Canyon Education, Inc.(a)	2,255,730
		3,412,278
Hotels, Restaurants & Leisure - 4.2%
23,427	Choice Hotels International, Inc.	1,514,556
7,902	Vail Resorts, Inc.	1,665,425
		3,179,981
Multiline Retail - 1.5%
22,262	Big Lots, Inc.	1,105,754

Specialty Retail - 2.6%
15,343	Children's Place, Inc.	1,620,988
8,144	Five Below, Inc.(a)	393,437
		2,014,425
Total Consumer Discretionary		12,035,104

Consumer Staples - 3.8%
Household Products - 1.3%
22,346	Energizer Holdings, Inc.	1,029,480

Personal Products - 2.5%
48,584	Inter Parfums, Inc.	1,885,059

Total Consumer Staples		2,914,539

Energy - 1.8%
Energy Equipment & Services - 0.6%
15,846	US Silica Holdings, Inc.	461,594

Oil, Gas & Consumable Fuels - 1.2%
21,252	Matador Resources Co.(a)	515,574
73,755	Sanchez Energy Corp.(a)	415,978
		931,552
Total Energy		1,393,146

Financials - 8.1%
Banks - 4.9%
19,247	Berkshire Hills Bancorp, Inc.	715,026
25,082	Eagle Bancorp, Inc.(a)	1,566,371
50,761	Hanmi Financial Corp.	1,454,302
		3,735,699
Capital Markets - 1.2%
22,467	Cohen & Steers, Inc.	907,667

Thrifts & Mortgage Finance - 2.0%
46,927	Washington Federal, Inc.	1,569,708

Total Financials		6,213,074

Health Care - 23.3%
Biotechnology - 2.9%
20,957	Acceleron Pharma, Inc.(a)	673,768
26,438	Global Blood Therapeutics, Inc.(a)	690,032
27,956	Ironwood Pharmaceuticals, Inc., Class A(a)	496,219

Shares		Value
Health Care - 23.3% (continued)
Biotechnology - 2.9% (continued)
3,064	TESARO, Inc.(a)	$391,150
		2,251,169
Health Care Equipment & Supplies - 5.0%
19,565	Inogen, Inc.(a)	1,846,545
48,555	Merit Medical Systems, Inc.(a)	1,990,755
		3,837,300
Health Care Providers & Services - 4.5%
40,597	Acadia Healthcare Co., Inc.(a)	2,148,799
22,790	AMN Healthcare Services, Inc.(a)	840,951
11,175	Tivity Health, Inc.(a)	443,089
		3,432,839
Health Care Technology - 1.5%
55,040	HMS Holdings Corp.(a)	1,105,203

Life Sciences Tools & Services - 8.0%
23,975	Cambrex Corp.(a)	1,462,475
16,978	Charles River Laboratories International, Inc.(a)	1,667,239
117,762	NeoGenomics, Inc.(a)	1,112,851
25,187	PRA Health Sciences, Inc.(a)	1,873,913
		6,116,478
Pharmaceuticals - 1.4%
22,941	Dermira, Inc.(a)	631,566
20,691	Nektar Therapeutics(a)	451,684
		1,083,250
Total Health Care		17,826,239

Industrials - 15.3%
Airlines - 1.1%
21,318	Spirit Airlines, Inc.(a)	828,204

Building Products - 2.3%
23,095	Trex Co., Inc.(a)	1,736,975

Commercial Services & Supplies - 1.0%
63,891	InnerWorkings, Inc.(a)	753,275

Construction & Engineering - 1.6%
25,078	Granite Construction, Inc.	1,229,324

Machinery - 3.9%
18,998	Columbus McKinnon Corp.	490,148
18,084	John Bean Technologies Corp.	1,670,962
8,753	Standex International Corp.	839,850
		3,000,960
Professional Services - 1.7%
26,225	On Assignment, Inc.(a)	1,291,581

Road & Rail - 1.1%
16,092	Saia, Inc.(a)	874,600

Trading Companies & Distributors - 2.6%
90,540	BMC Stock Holdings, Inc.(a)	1,991,880

Total Industrials		11,706,799

Information Technology - 24.0%
Communications Equipment - 0.4%
1,975	Arista Networks, Inc.(a)	294,848

Electronic Equipment Instruments & Components – 3.4%
7,494	OSI Systems, Inc.(a)	599,295

Shares		Value
Information Technology - 24.0% (continued)
Electronic Equipment Instruments & Components – 3.4% - (continued)
11,239	Littelfuse, Inc.	$2,025,043
		2,624,338

Internet Software & Services - 4.2%
17,200	Criteo SA, Sponsored ADR(a)	870,320
27,117	j2 Global, Inc.	2,294,912
		3,165,232
IT Services - 1.8%
40,544	WNS Holdings, Ltd., Sponsored ADR(a)	1,400,795

Semiconductors & Semiconductor Equipment - 4.1%
11,658	Cavium, Inc.(a)	722,097
16,189	Inphi Corp.(a)	621,658
68,423	Integrated Device Technology, Inc.(a)	1,788,577
		3,132,332
Software - 9.3%
34,559	CyberArk Software, Ltd.(a)	1,440,419
14,959	Ebix, Inc.	863,882
4,900	Fair Isaac Corp.	698,495
19,636	Gigamon, Inc.(a)	780,531
25,624	Paycom Software, Inc.(a)	1,795,986
43,342	RingCentral, Inc., Class A(a)	1,508,302
		7,087,615
Technology Hardware Storage & Peripherals - 0.8%
16,765	NCR Corp.(a)	634,555

Total Information Technology		18,339,715

Materials - 3.4%
Chemicals - 3.4%
22,193	Balchem Corp.	1,722,177
8,967	Scotts Miracle-Gro Co., Class A	860,742
		2,582,919
Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
23,346	QTS Realty Trust, Inc., Class A	1,248,311

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
39,289	Shenandoah Telecommunications Co.	1,208,137

TOTAL COMMON STOCKS
(Cost $56,529,348)		75,467,983

SHORT-TERM INVESTMENTS - 1.2%

Money Market Fund - 1.2%
922,547	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.94% 7 Day Yield)	922,547

TOTAL SHORT-TERM INVESTMENTS
(Cost $922,547)		922,547

TOTAL INVESTMENTS - 99.9%
(Cost $57,451,895)		76,390,530

Other Assets in Excess of Liabilities - 0.1%		65,316
NET ASSETS - 100.0%		$76,455,846

(a)	Non-income producing security.

Abbreviations:
ADR	-	American Depositary Receipt
Ltd.	-	Limited

Gross appreciation on investments (excess of value over tax cost)	$25,729,382
Gross depreciation on investments (excess of tax cost over value)	(7,257,797)
Net unrealized appreciation	$18,471,585
Cost of investments for federal income tax purposes	$57,918,945

NOTES TO PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value unless particular circumstances dictate otherwise (for example, if the issuer’s creditworthiness has become impaired). Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Funds’ investments carried at fair value:

Century Shares Trust
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$232,624,770	$–	$–	$232,624,770
Short-Term Investments	4,814,792	–	–	4,814,792
TOTAL	$237,439,562	$–	$–	$237,439,562

Century Small Cap Select Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$75,467,983	$–	$–	$75,467,983
Short-Term Investments	922,547	–	–	922,547
TOTAL	$76,390,530	$–	$–	$76,390,530

*	At July 31, 2017 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

B. Subsequent Event

At a shareholder meeting held on August 25, 2017, shareholders of Century Shares Trust and Century Small Cap Select Fund (each a “Century Fund”) each approved fund reorganizations into Congress Large Cap Growth Fund and Congress Small Cap Growth Fund, each a series of Professionally Managed Portfolios (each a “Congress Fund”), respectively. Each fund reorganization is expected to occur on or around September 15, 2017. Pursuant to the fund reorganizations, the assets and liabilities of each Century Fund will be exchanged for shares of the corresponding Congress Fund, and shareholders of each Century Fund will become shareholders of the corresponding Congress Fund.

Item 2.	Controls and Procedures.

(a)
The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b)
There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: September 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: September 14, 2017

By:	/s/ Julie A. Smith
Name:	Julie A. Smith
Title:	Principal Financial Officer

Date: September 14, 2017